UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3455

North Carolina Capital Management Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	June 30, 2011

Item 1. Reports to Stockholders

Cash Portfolio
Term Portfolio

Annual Report

June 30, 2011

NCX-ANN-0811
1.923759.101

Contents

THE NORTH CAROLINA CAPITAL MANAGEMENT TRUST
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Cash Portfolio:
Investment Changes/Performance	<Click Here>
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Term Portfolio:
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Manager's review of fund performance and strategy.
Investment Changes	<Click Here>
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's website at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-222-3232 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period* January 1, 2011 to June 30, 2011
Cash Portfolio	.20%
Actual		$ 1,000.00	$ 1,000.40	$ .99
HypotheticalA		$ 1,000.00	$ 1,023.80	$ 1.00
Term Portfolio	.27%
Actual		$ 1,000.00	$ 999.90	$ 1.34
HypotheticalA		$ 1,000.00	$ 1,023.46	$ 1.35

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

The North Carolina Cash Management Trust: Cash Portfolio

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's Investments 6/30/11	% of fund's investments 12/31/10	% of fund's investments 6/30/10
0 - 30	45.3	39.3	66.7
31 - 90	32.0	47.1	24.7
91 - 180	20.4	6.2	5.9
181 - 397	2.3	7.4	2.7
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	6/30/11	12/31/10	6/30/10
Cash Portfolio	54 Days	56 Days	36 Days
All Taxable Money Market Funds Average *	41 Days	45 Days	36 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	6/30/11	12/31/10	6/30/10
Cash Portfolio	70 Days	71 Days	68 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of June 30, 2011	As of December 31, 2010
Commercial Paper 61.0%	Commercial Paper 71.7%
Municipal Securities 10.3%	Municipal Securities 6.0%
Government Securities** 19.0%	Government Securities** 18.4%
Repurchase Agreements 9.5%	Repurchase Agreements 3.9%
Net Other Assets 0.2%	Net Other Assets † 0.0%

* Source: iMoneyNet, Inc.

** Includes FDIC Guaranteed Corporate Securities and/or Federal Financing Bank Supported Student Loan Short-Term Notes

† Amount represents less than 0.1%

Annual Report

North Carolina Cash Management Trust: Cash Portfolio

Investment Changes/Performance (Unaudited) - continued

Current and Historical Seven-Day Yields
	6/28/11	3/29/11	12/28/10	9/28/10	6/29/10
Cash Portfolio	0.04%	0.12%	0.12%	0.15%	0.18%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money by investing in the fund. A portion of the Fund's expenses was reimbursed and/or waived and therefore without these reimbursements and/or waivers, performance would have been lower. Absent such reimbursements and/or waivers the Fund would have had a net investment loss for certain of the periods presented.

Annual Report

The North Carolina Cash Management Trust: Cash Portfolio

Investments June 30, 2011

Showing Percentage of Net Assets

Commercial Paper (f) - 61.0%
		Yield (a)	Principal Amount	Value
ABN AMRO Funding USA LLC
	7/18/11 to 8/1/11	0.20 to 0.26%	$ 74,000,000	$ 73,988,499
ASB Finance Ltd.
	3/30/12	0.33 (d)	5,000,000	4,999,621
ASB Finance Ltd. (London)
	3/23/12	0.33 (d)	43,700,000	43,698,798
Atlantic Asset Securitization Corp. (Credit Agricole CIB Guaranteed)
	7/6/11 to 9/6/11	0.17 to 0.21	138,000,000	137,979,304
Bank of Nova Scotia
	8/5/11 to 12/23/11	0.20 to 0.28	125,000,000	124,917,361
Barclays Bank PLC/Barclays US CCP Funding LLC
	7/6/11 to 9/12/11	0.22 to 0.32	50,000,000	49,988,128
BNP Paribas Finance, Inc.
	9/19/11 to 12/12/11	0.38 to 0.55	190,000,000	189,752,283
BP Capital Markets PLC
	7/15/11 to 9/8/11	0.27 to 0.30	29,000,000	28,990,604
Caisse d'Amort de la Dette Societe
	10/11/11 to 5/25/12	0.24 to 0.31 (b)(d)	174,400,000	174,252,806
Commonwealth Bank of Australia
	8/2/11 to 11/21/11	0.29 to 0.31 (d)	153,000,000	152,999,206
Credit Suisse New York Branch
	8/2/11 to 8/8/11	0.20	90,000,000	89,982,667
Danske Corp.
	7/11/11 to 8/16/11	0.21 to 0.25	93,285,000	93,266,000
DnB NOR Bank ASA
	7/21/11 to 8/22/11	0.24 (d)	168,000,000	168,000,000
Govco, Inc. (Liquidity Facility Citibank NA)
	7/29/11	0.14	28,000,000	27,996,951

		Yield (a)	Principal Amount	Value
Intesa Funding LLC
	7/5/11 to 7/15/11	0.30%	$ 61,000,000	$ 60,996,492
Liberty Street Funding LLC (Bank of Nova Scotia Guaranteed)
	7/18/11 to 8/15/11	0.14 to 0.20	139,600,000	139,579,450
Lloyds TSB Bank PLC
	9/7/11	0.22	100,000,000	99,959,389
Natexis Banques Populaires U.S. Finance Co. LLC
	7/1/11 to 9/19/11	0.35 to 0.45	118,000,000	117,947,111
Natixis US Finance Co. LLC
	7/1/11	0.34 (d)	75,000,000	75,000,000
Northern Pines Funding LLC
	7/7/11	0.34 (d)	6,000,000	6,000,000
Rabobank USA Financial Corp.
	10/14/11	0.29	50,000,000	49,957,708
Royal Bank of Canada
	11/23/11	0.30	75,000,000	74,909,375
Skandinaviska Enskilda Banken AB
	7/5/11 to 10/7/11	0.30 to 0.35	70,000,000	69,976,810
Societe Generale North America, Inc.
	8/1/11 to 9/1/11	0.28 to 0.29	89,000,000	88,966,615
Sumitomo Mitsui Banking Corp.
	7/7/11	0.18	7,000,000	6,999,790
Svenska Handelsbanken, Inc.
	11/3/11	0.30	30,000,000	29,968,750
Swedbank AB
	7/7/11	0.20	4,000,000	3,999,867
Total Capital Canada Ltd.
	8/9/11 to 12/15/11	0.39 to 0.43	37,000,000	36,963,698
UBS Finance, Inc.
	7/11/11	0.30	72,000,000	71,994,000
Commercial Paper (f) - continued
		Yield (a)	Principal Amount	Value
Westpac Banking Corp.
	9/12/11 to 10/7/11	0.25 to 0.45% (d)	$ 141,350,000	$ 141,327,559
TOTAL COMMERCIAL PAPER (Cost $2,435,358,842)				2,435,358,842
U.S. Government and Government Agency Obligations - 1.3%

Other Government Related - 1.3%
Straight-A Funding LLC (Liquidity Facility Federal Financing Bank)
	8/5/11 to 8/12/11	0.17 to0.19 (c)
(Cost $53,166,609)			53,176,000	53,166,609
Federal Agencies - 7.1%

Fannie Mae - 3.4%
	10/20/11 to 12/21/11	0.13 to 0.15	136,283,000	136,211,858
Federal Home Loan Bank - 1.2%
	12/16/11 to 12/23/11	0.21	45,000,000	44,993,813
Freddie Mac - 2.5%
	8/10/12	0.15 (d)	100,000,000	99,943,932
TOTAL FEDERAL AGENCIES (Cost $281,149,603)				281,149,603
U.S. Treasury Obligations - 10.6%
		Yield (a)	Principal Amount	Value
U.S. Treasury Bills - 5.0%
	9/22/11 to 9/29/11	0.15 to 0.18%	$ 197,000,000	$ 196,925,365
U.S. Treasury Notes - 5.6%
	7/31/11 to 12/31/11	0.13 to 0.30	223,000,000	224,010,234
TOTAL U.S. TREASURY OBLIGATIONS (Cost $420,935,599)				420,935,599
Municipal Securities - 10.3%

Charlotte Int'l. Arpt. Rev. (Charlotte Douglas Int'l. Arpt. Proj.) Series 2008 D, LOC Bank of America NA, VRDN
7/7/11	0.07 (d)	3,100,000		3,100,000
Charlotte Wtr. & Swr. Sys. Rev. Series 2002 B, (Liquidity Facility Wells Fargo Bank NA), VRDN
7/7/11	0.08 (d)	15,000,000		15,000,000
Charlotte Wtr. & Swr. Sys. Rev. Series 2006 B, (Liquidity Facility Wells Fargo Bank NA), VRDN
7/7/11	0.08 (d)	35,900,000		35,900,000
North Carolina Cap. Facilities Fin. Agcy. Rev. (Elon Univ. Proj.) Series 2010, LOC Bank of America NA, VRDN
7/7/11	0.08 (d)	1,000,000		1,000,000
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN Series Putters 3649, (Liquidity Facility JPMorgan Chase Bank)
7/7/11	0.09 (d)(e)	3,000,000		3,000,000
North Carolina Med. Care Commission Health Care Facilities Rev. (Cape Fear Valley Health Sys. Proj.) Series 2008 A1, LOC Branch Banking & Trust Co., VRDN
7/7/11	0.10 (d)	45,125,000		45,125,000
North Carolina Med. Care Commission Health Care Facilities Rev. (Cape Fear Valley Health Sys. Proj.) Series 2008 A2, LOC Branch Banking & Trust Co., VRDN
7/7/11	0.10 (d)	47,600,000		47,600,000
North Carolina Med. Care Commission Health Care Facilities Rev. (Univ. Health Systems of Eastern Carolina Proj.) Series 2008 A2, LOC Bank of America NA, VRDN
7/7/11	0.06 (d)	9,080,000		9,080,000
North Carolina Med. Care Commission Health Care Facilities Rev. (Univ. Health Systems of Eastern Carolina) Series 2008 A1, LOC Bank of America NA, VRDN
7/7/11	0.08 (d)	50,625,000		50,625,000
Municipal Securities - continued
	Yield (a)	Principal Amount		Value
North Carolina Med. Care Commission Health Care Facilities Rev. (Wake Forest Univ. Health Sciences Proj.) Series 2008 B, LOC Branch Banking & Trust Co., VRDN
7/7/11	0.06% (d)	$ 13,385,000		$ 13,385,000
North Carolina Med. Care Commission Health Care Facilities Rev. (Wake Forest Univ. Proj.) Series 2008 C, LOC Bank of America NA, VRDN
7/7/11	0.07 (d)	5,800,000		5,800,000
North Carolina Med. Care Commission Health Care Facilities Rev. (Wake Forest Univ. Proj.) Series 2008 D, LOC Bank of America NA, VRDN
7/1/11	0.06 (d)	26,915,000		26,915,000
North Carolina Med. Care Commission Health Care Facilities Rev. (WakeMed Proj.) Series 2009 B, LOC Wells Fargo Bank NA, VRDN
7/7/11	0.08 (d)	18,800,000		18,800,000
North Carolina Med. Care Commission Health Care Facilities Rev. (WakeMed Proj.) Series 2009 C, LOC Wells Fargo Bank NA, VRDN
7/7/11	0.08 (d)	15,950,000		15,950,000
North Carolina Med. Care Commission Hosp. Rev. (CaroMont Health Proj.) Series 2003 B, LOC Bank of America NA, VRDN
7/7/11	0.07 (d)	39,750,000		39,750,000
Raleigh Durham Arpt. Auth. Arpt. Rev. Series 2008 C, LOC U.S. Bank NA, Minnesota, VRDN
7/7/11	0.08 (d)	10,500,000		10,500,000
Sampson County Gen. Oblig. Participating VRDN Series Solar 06 0160, (Liquidity Facility U.S. Bank NA, Minnesota)
7/7/11	0.10 (d)(e)	1,200,000		1,200,000
Wake County Gen. Oblig. Series 2003 B, (Liquidity Facility Wells Fargo Bank NA), VRDN
7/7/11	0.06 (d)	28,600,000		28,600,000
Wake County Gen. Oblig. Series 2003 C, (Liquidity Facility Wells Fargo Bank NA), VRDN
7/7/11	0.06 (d)	27,400,000		27,400,000
Winston-Salem Wtr. & Swr. Sys. Rev. Series 2002 C, (Liquidity Facility Branch Banking & Trust Co.), VRDN
7/7/11	0.09 (d)	11,200,000		11,200,000
TOTAL MUNICIPAL SECURITIES (Cost $409,930,000)			409,930,000
Repurchase Agreements - 9.5%
	Maturity Amount	Value
In a joint trading account at 0.01% dated 6/30/11 due 7/1/11 (Collateralized by U.S. Government Obligations) #	$ 380,912,106	$ 380,912,000
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $3,981,452,653)		3,981,452,653
NET OTHER ASSETS (LIABILITIES) - 0.2%		9,931,339
NET ASSETS - 100%		$ 3,991,383,992
Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $174,252,806 or 4.4% of net assets.

(c) The Federal Financing Bank, an instrumentality of the U.S. Government acting under the supervision of the Secretary of the Treasury (FFB), has entered into a Liquidity Loan Agreement with Straight-A Funding LLC (Issuer), pursuant to which the FFB has committed, subject to certain conditions, to provide financing to the Issuer to cover any payment deficiencies in respect of notes on their legal final maturity dates. At the end of the period, these securities amounted to $53,166,609, or 1.3% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Cash Portfolio only purchases commercial paper with the highest possible ratings from at least one nationally recognized rating service. A substantial portion of Cash Portfolio's investments are in commercial paper of banks, finance companies and companies in the securities industry.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$380,912,000 due 7/01/11 at 0.01%
BNP Paribas Securities Corp.	$ 380,912,000
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

The North Carolina Capital Management Trust: Cash Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2011

Assets
Investment in securities, at value (including repurchase agreements of $380,912,000) - See accompanying schedule: Unaffiliated issuers (cost $3,981,452,653)		$ 3,981,452,653
Cash		1,673
Receivable for investments sold		13,000,121
Receivable for fund shares sold		142,780
Interest receivable		663,604
Receivable from investment adviser for expense reductions		25,998
Total assets		3,995,286,829

Liabilities
Payable for fund shares redeemed	$ 3,032,281
Distributions payable	7,150
Accrued management fee	702,853
Deferred trustees' compensation	160,553
Total liabilities		3,902,837

Net Assets		$ 3,991,383,992
Net Assets consist of:
Paid in capital		$ 3,991,482,948
Distributions in excess of net investment income		(216,918)
Accumulated undistributed net realized gain (loss) on investments		117,962
Net Assets, for 3,989,469,997 shares outstanding		$ 3,991,383,992
Net Asset Value, offering price and redemption price per share ($3,991,383,992 ÷ 3,989,469,997 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended June 30, 2011

Investment Income
Interest		$ 14,181,892

Expenses
Management fee	$ 10,276,110
Independent trustees' compensation	144,037
Total expenses before reductions	10,420,147
Expense reductions	(1,590,835)	8,829,312
Net investment income (loss)		5,352,580
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		167,330
Net increase in net assets resulting from operations		$ 5,519,910

See accompanying notes which are an integral part of the financial statements.

Annual Report

The North Carolina Capital Management Trust: Cash Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended June 30, 2011	Year ended June 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,352,580	$ 10,442,202
Net realized gain (loss)	167,330	13,182
Net increase in net assets resulting from operations	5,519,910	10,455,384
Distributions to shareholders from net investment income	(5,382,033)	(10,440,878)
Distributions to shareholders from net realized gain	-	(407,514)
Total distributions	(5,382,033)	(10,848,392)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	9,356,127,686	10,517,309,324
Reinvestment of distributions	5,074,778	10,232,708
Cost of shares redeemed	(9,569,215,227)	(12,772,957,715)
Net increase (decrease) in net assets and shares resulting from share transactions	(208,012,763)	(2,245,415,683)
Total increase (decrease) in net assets	(207,874,886)	(2,245,808,691)

Net Assets
Beginning of period	4,199,258,878	6,445,067,569
End of period (including distributions in excess of net investment income of $216,918 and undistributed net investment income of $0, respectively)	$ 3,991,383,992	$ 4,199,258,878

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended June 30,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	.001	.002	.017	.042	.051
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations	.001	.002	.017	.042	.051
Distributions from net investment income	(.001)	(.002)	(.017)	(.042)	(.051)
Distributions from net realized gain	-	- C	-	-	-
Total distributions	(.001)	(.002)	(.017)	(.042)	(.051)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.12%	.19%	1.73%	4.32%	5.26%
Ratios to Average Net Assets B
Expenses before reductions	.24%	.24%	.26%	.23%	.24%
Expenses net of fee waivers, if any	.20%	.23%	.25%	.22%	.23%
Expenses net of all reductions	.20%	.23%	.25%	.22%	.23%
Net investment income (loss)	.12%	.19%	1.67%	4.14%	5.14%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,991,384	$ 4,199,259	$ 6,445,068	$ 6,398,730	$ 4,845,479

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

C Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

The North Carolina Capital Management Trust: Term Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended June 30, 2011	Past 1 year	Past 5 years	Past 10 years
NCCMT - Term Portfolio A	0.23%	2.99%	2.66%

A Prior to November 1, 2010, NCCMT: Term Portfolio operated under certain different investment policies. The historical performance for the fund may not represent its current investment policies.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in North Carolina Capital Management Trust: Term Portfolio on June 30, 2001. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital® U.S. 9-12 Months Short Treasury Bond Index and the Barclays Capital® 3-6 Month U.S. Treasury Bill Index performed over the same period.

Effective August 1, 2011, NCCMT: Term Portfolio began comparing its performance to the Barclays Capital 3-6 Month U.S. Treasury Bill Index rather than the Barclays Capital U.S. 9-12 Months Short Treasury Bond Index because the Barclays Capital 3-6 Month U.S. Treasury Bill Index conforms more closely to the fund's investment strategies.

Annual Report

The North Carolina Capital Management Trust: Term Portfolio

Management's Discussion of Fund Performance

Market Recap: U.S. taxable investment-grade bonds generated modest results for the 12-month period ending June 30, 2011, as evidenced by the 3.90% advance of the Barclays Capital® U.S. Aggregate Bond Index. In comparison, domestic equities increased 30.69% according to the S&P 500® Index, while high-yield bonds, as measured by The BofA Merrill LynchSM US High Yield Constrained Index, rose 15.31%. The top-performing categories within the Aggregate Bond index were those on the riskier end of the spectrum. Commercial mortgage-backed securities fared best, with a gain of 11.36%, boosted by improving commercial real estate fundamentals. Investment-grade corporate bonds rose 6.20%, due in large part to increased corporate profitability, high cash balances and better credit conditions. Residential mortgage-backed securities rose 3.77%, despite news that the U.S. Treasury Department would begin selling its mortgage bond holdings. Meanwhile, Treasury and government agency securities struggled, gaining only 2.24% and 2.35%, respectively. After a strong start to the period, government-related securities hit a rough patch near the end of 2010 amid encouraging U.S. economic data and growing inflation fears, but then recovered somewhat during the spring in response to macroeconomic risks in Europe, the Middle East and Japan, as well as waning concern about inflation.

Comments from Kim Miller, who became Portfolio Manager of The North Carolina Capital Management Trust: Term Portfolio on January 1, 2011: The fund returned 0.23% for the year, compared with 0.57% for the Barclays Capital® U.S. 9-12 Months Short Treasury Bond Index. Our modest underperformance of the index can be attributed to the fund's relatively lower interest rate sensitivity during a period when interest rates declined overall. During the first half of the period, the fund continued to concentrate its assets in U.S. government agency securities, which offered a yield advantage over comparable Treasuries. In November 2010, the fund's investment strategy was modified. Specifically, the fund's investment universe was expanded beyond Treasuries and agencies to include a more diverse set of money market securities and high-quality short-duration investment-grade debt securities (pursuant to the Statute and Code of North Carolina). As a result, our allocation to corporate securities went from none to more than 35%, with government securities falling from nearly 100% to about 45%.

Note to shareholders: In July 2011, the Board of Trustees agreed to present shareholders with a proposal to amend Term Portfolio's concentration policy. Shareholders of record on August 30, 2011, will be entitled to vote on the proposal at a shareholder meeting, which is expected to be held on October 27, 2011. This is not a solicitation of any proxy. Detailed information will be included in the proxy statement, expected to be available in September 2011. In addition, the Board of Trustees changed the fund's benchmark to the Barclays Capital 3-6 Month U.S. Treasury Bill Index, effective August 1, 2011.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

The North Carolina Cash Management Trust: Term Portfolio

Investment Changes (Unaudited)

Weighted Average Maturity as of June 30, 2011
6 months ago
Years	0.1	0.4

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2011
6 months ago
Years	0.1	0.4

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of June 30, 2011	As of December 31, 2010
U.S. Government Agency Obligations 45.4%	U.S. Government Agency Obligations† 97.9%
Short-Term Investments and Net Other Assets 54.6%	Short-Term Investments and Net Other Assets 2.1%

† Includes Federal Financing Bank Supported Student Loan Short-Term Notes

Annual Report

The North Carolina Cash Management Trust: Term Portfolio

Investments June 30, 2011

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 45.4%
	Principal Amount	Value
U.S. Government Agency Obligations - 45.4%
Federal Home Loan Bank 1.625% 7/27/11 (Cost $27,418,437)	$ 27,395,000	$ 27,425,163
Commercial Paper - 36.8%

Abbey National NA yankee 0.46% 7/13/11	2,000,000	1,999,906
BNP Paribas Finance, Inc. yankee 0.52% 9/26/11	1,000,000	999,470
BP Capital Markets PLC yankee:
0.45% 11/22/11	1,100,000	1,098,861
0.6% 1/4/12	2,000,000	1,995,805
Groupe BPCE yankee 0.52% 10/20/11	1,800,000	1,798,516
Intesa Funding LLC yankee 0.65% 10/11/11	3,000,000	2,997,128
Natexis Banques Populaires U.S. Finance Co. LLC yankee 0.33% 7/15/11	2,000,000	1,999,883
Nationwide Building Society yankee 0.3% 7/27/11	2,000,000	1,999,756

	Principal Amount	Value
PB Finance (Delaware), Inc. 0.55% 8/18/11	$ 3,000,000	$ 2,998,885
Skandinaviska Enskilda Banken AB yankee:
0.27% 9/1/11	1,350,000	1,349,494
0.49% 11/1/11	1,000,000	999,056
Swedbank AB yankee 0.43% 10/17/11	2,000,000	1,998,407
TOTAL COMMERCIAL PAPER (Cost $22,223,744)		22,235,167
Cash Equivalents - 17.5%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.01%, dated 6/30/11 due 7/1/11 (Collateralized by U.S. Government Obligations) # (Cost $10,571,000)	$ 10,571,003	10,571,000
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $60,213,181)		60,231,330
NET OTHER ASSETS (LIABILITIES) - 0.3%		166,216
NET ASSETS - 100%		$ 60,397,546
Legend
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$10,571,000 due 7/01/11 at 0.01%
BNP Paribas Securities Corp.	$ 10,571,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

The North Carolina Capital Management Trust: Term Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2011

Assets
Investment in securities, at value (including repurchase agreements of $10,571,000) - See accompanying schedule: Unaffiliated issuers (cost $60,213,181)		$ 60,231,330
Cash		411
Interest receivable		189,381
Total assets		60,421,122

Liabilities
Distributions payable	$ 1,495
Accrued management fee	16,726
Deferred trustees' compensation	5,355
Total liabilities		23,576

Net Assets		$ 60,397,546
Net Assets consist of:
Paid in capital		$ 60,373,539
Undistributed net investment income		5,858
Net unrealized appreciation (depreciation) on investments		18,149
Net Assets, for 6,239,436 shares outstanding		$ 60,397,546
Net Asset Value, offering price and redemption price per share ($60,397,546 ÷ 6,239,436 shares)		$ 9.68

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended June 30, 2011

Investment Income
Interest		$ 336,461

Expenses
Management fee	$ 195,140
Independent trustees' compensation	2,347
Total expenses before reductions	197,487
Expense reductions	(4,970)	192,517
Net investment income (loss)		143,944
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		38,107
Change in net unrealized appreciation (depreciation) on investment securities		(52,163)
Net gain (loss)		(14,056)
Net increase (decrease) in net assets resulting from operations		$ 129,888

See accompanying notes which are an integral part of the financial statements.

Annual Report

The North Carolina Capital Management Trust: Term Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended June 30, 2011	Year ended June 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 143,944	$ 143,288
Net realized gain (loss)	38,107	374,000
Change in net unrealized appreciation (depreciation)	(52,163)	(68,649)
Net increase (decrease) in net assets resulting from operations	129,888	448,639
Distributions to shareholders from net investment income	(159,321)	(140,021)
Distributions to shareholders from net realized gain	(152,433)	(187,339)
Total distributions	(311,754)	(327,360)
Share transactions Proceeds from sales of shares	12,331,165	4,010,000
Reinvestment of distributions	250,919	258,960
Cost of shares redeemed	(22,654,257)	(8,303,956)
Net increase (decrease) in net assets resulting from share transactions	(10,072,173)	(4,034,996)
Total increase (decrease) in net assets	(10,254,039)	(3,913,717)

Net Assets
Beginning of period	70,651,585	74,565,302
End of period (including undistributed net investment income of $5,858 and distributions in excess of net investment income of $7,783, respectively)	$ 60,397,546	$ 70,651,585
Other Information Shares
Sold	1,273,064	413,616
Issued in reinvestment of distributions	25,884	26,735
Redeemed	(2,340,136)	(857,219)
Net increase (decrease)	(1,041,188)	(416,868)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended June 30,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.70	$ 9.69	$ 9.48	$ 9.33	$ 9.35
Income from Investment Operations
Net investment income (loss) B	.019	.019	.149	.346	.468
Net realized and unrealized gain (loss)	.004 D	.033	.213	.145	(.004)
Total from investment operations	.023	.052	.362	.491	.464
Distributions from net investment income	(.022)	(.018)	(.152)	(.341)	(.484)
Distributions from net realized gain	(.021)	(.024)	-	-	-
Total distributions	(.043)	(.042)	(.152)	(.341)	(.484)
Net asset value, end of period	$ 9.68	$ 9.70	$ 9.69	$ 9.48	$ 9.33
Total Return A	.23%	.54%	3.86%	5.35%	5.08%
Ratios to Average Net Assets C
Expenses before reductions	.28%	.28%	.28%	.28%	.28%
Expenses net of fee waivers, if any	.27%	.27%	.27%	.27%	.27%
Expenses net of all reductions	.27%	.27%	.27%	.27%	.27%
Net investment income (loss)	.20%	.19%	1.55%	3.67%	5.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 60,398	$ 70,652	$ 74,565	$ 66,190	$ 67,462
Portfolio turnover rate	71%	202%	229%	79%	433%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended June 30, 2011

1. Organization.

Cash Portfolio and Term Portfolio (the Funds) are funds of The North Carolina Capital Management Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Trust are offered exclusively to local government and public authorities of the state of North Carolina. Each Fund is authorized to issue an unlimited number of shares.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Term Portfolio uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

For the Term Portfolio, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value each Fund's investments by major category are as follows:

For the Term Portfolio, debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations and commercial paper, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Annual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

For the Cash Portfolio, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Term Portfolio and trades executed through the end of the current business day for the Cash Portfolio. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. The independent Trustees may elect to defer receipt of all or a portion of their annual fees under the Trustees' Deferred Compensation Plan ("the Plan"). Interest is accrued on amounts deferred under the Plan based on the prevailing 90 day Treasury Bill rate.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of June 30, 2011, each Fund did not have any unrecognized tax benefits in the financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Cash Portfolio claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Cash Portfolio	$ 3,981,452,653	$ -	$ -	$ -
Term Portfolio	60,213,181	18,149	-	18,149

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation)
Cash Porfolio	$ 55,112	$ 6,485	$ -
Term Portfolio	11,213	-	18,149

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Funds' first fiscal year end subject to the Act will be June 30, 2012.

The tax character of distributions paid was as follows:

June 30, 2011
Ordinary Income
Cash Portfolio	$ 5,382,033
Term Portfolio	311,754
June 30, 2010
Ordinary Income
Cash Portfolio	$ 10,848,392
Term Portfolio	327,360

Annual Report

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provides the Funds with investment management related services for which the Funds pay a monthly management fee based upon a graduated series of annual rates ranging between .195% and .275% of each Fund's average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the Funds is reduced by an amount equal to the fees and expenses paid by the Funds to the independent Trustees. For the period, each Fund's annual management fee rate, expressed as a percentage of each Fund's average net assets, was as follows:

Cash Portfolio	.23%
Term Portfolio	.27%

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted a separate Distribution and Service plan. The Funds do not pay any fees for these services. FMR pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a Distribution and Service fee from the management fee paid by each fund based on a graduated series of rates ranging from .06% to .08% of each Fund's average net assets. For the period, FMR paid FDC $2,192,397 and $53,822 on behalf of Cash and Term Portfolios, respectively, all of which was paid to the Capital Management of the Carolinas LLC.

5. Expense Reductions.

FMR voluntarily agreed to waive a portion of each Fund's management fee during the period. The amount of the waiver for each Fund was as follows:

Cash Portfolio	$ 247,683
Term Portfolio	4,970

Additionally, FMR or its affiliates voluntarily agreed to waive certain fees for the Cash Portfolio in order to maintain a minimum annualized yield. Such arrangements may be discontinued by FMR at any time. For the period, the amount of the waiver was $1,343,152.

Annual Report

Notes to Financial Statements - continued

6. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of North Carolina Capital Management Trust and the Shareholders of Cash Portfolio and Term Portfolio:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Cash Portfolio and Term Portfolio (funds of North Carolina Capital Management Trust) at June 30, 2011, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the North Carolina Capital Management Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts
August 22, 2011

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Each of the Trustees oversees two funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Board of Trustees has adopted a statement of policy that describes the experience, qualifications, attributes and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). With respect to the criteria for selecting Independent Trustees, it is expected that all candidates will possess the following minimum qualifications: i) unquestioned personal integrity; ii) not an interested person of FMR or its affiliates within the meaning of the 1940 Act; iii) does not have a material relationship (e.g., commercial, banking, consulting, legal, or accounting) that could create an appearance of lack of independence in respect of FMR and its affiliates; iv) has the disposition to act independently in respect of FMR and its affiliates and others in order to protect the interests of the funds and all shareholders; v) ability to attend regularly scheduled meetings during the year; vi) demonstrates sound business judgment gained through broad experience in significant positions where the candidate has dealt with management, technical, financial, or regulatory issues; vii) sufficient financial or accounting knowledge to add value in the complex financial environment of the funds; viii) experience on corporate or other institutional oversight bodies having similar responsibilities, but which board memberships or other relationships could not result in business or regulatory conflicts with the funds; ix) capacity for the hard work and attention to detail that is required to be an effective Independent Trustee in light of the funds' complex regulatory, operational, and marketing setting; and x) understanding of the economy of North Carolina and the financing needs of North Carolina counties and municipalities. The Board may determine that a candidate who does not have the type of previous experience or knowledge referred to above should nevertheless be considered as a nominee if the Board finds that the candidate has additional qualifications such that his or her qualifications, taken as a whole, demonstrate the same level of fitness to serve as an Independent Trustee. The Board believes that each Trustee satisfied at the time he was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Board of Trustees may also engage professional search firms to help identify potential Independent Trustee candidates with experience, qualifications, attributes and skills consistent with the Statement of Policy. Additional criteria based on the composition and skills of the current Independent Trustees as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments may be considered by a professional search firm and the Board of Trustees. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Annual Report

Board Structure and Oversight Function. Thomas P. Hollowell is an Independent Trustee and currently serves as Chairman. The Trustees have determined that an independent Chairman is appropriate and benefits shareholders. In his capacity as Chairman, Mr. Hollowell (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees; and (ii) with management, prepares agendas for Board meetings. The Independent Trustees also meet regularly in executive session.

The Trustees oversee two funds that are offered exclusively to certain governmental entities of the State of North Carolina. The Trustees primarily operate as a full Board, but have also established one standing committee, the Audit Committee, to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. Board oversight of different aspects of the funds' activities is exercised primarily through the full Board, but also through the Audit Committee. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, and the funds' Treasurer and portfolio management personnel, make periodic reports to the Board and Audit Committee, as appropriate. The responsibilities of the Audit Committee, including its oversight responsibilities, are described further under "Audit Committee."

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Capital Management of the Carolinas, L.L.C. (CMC) at 1-800-222-3232.

Independent Trustees:

Correspondence intended for each Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Thomas P. Hollowell (67)

Year of Election or Appointment: 2003

Chair of the Board (2008-present). Mr. Hollowell is a member of the Board of Faison Enterprises Inc. (real estate development), and Advisory Director of Fidus Partners (investment banking, 2008-present). Previously, Mr. Hollowell served as Senior Managing Director of Fidus Partners (2004-2008) and Chairman of the College of William and Mary Foundation (2003-2005).

James B. Hyler, Jr. (63)

Year of Election or Appointment: 2010

Mr. Hyler served as Director (1988-2008), Vice Chairman and Chief Operating Officer of First Citizens Bank (1994-2008), where he spent 28 years in various financial and operational management positions. Mr. Hyler also served on the Board of the North Carolina Chamber (1994-2009) and the Board of Trustees of the University of North Carolina Healthcare System (2000-2007; 2008-2011). Currently, Mr. Hyler serves on the Board of Directors for Progress Energy (2008-present), Investors Management Corporation (2008-present), Biologics, Inc. (pharmaceuticals; 2009-present), Peter Millar (clothing; 2009-present), Prometheus Group (software; 2010-present), and on the Board of Trustees for Rex Healthcare (1990-2003; 2007-present). Mr. Hyler also serves as President (2010-present) of the United States Golf Association and as a member of the Executive Committee (2004-present).

E. Norris Tolson (71)

Year of Election or Appointment: 2008

Mr. Tolson serves as President and Chief Executive Officer (2007-present), a Director (1997-present), and an Executive Committee member (2000-present) of the North Carolina Biotechnology Center. Mr. Tolson also serves as a member of the North Carolina State University Board of Trustees (2009-present), as well as the North Carolina State University Alumni Association Board (2007-present), and the North Carolina State University College of Agriculture and Life Sciences Alumni and Friends Society Board (1998-present).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (53)

Year of Election or Appointment: 2008

President (2011-present), Treasurer and Chief Financial Officer of Cash Portfolio and Term Portfolio. Mr. Hebble also serves as Assistant Treasurer of Fidelity's Equity and High Income Funds (2009-present), President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-present) and is an employee of Fidelity Investments.

J. Calvin Rivers, Jr. (65)

Year of Election or Appointment: 2001

Vice President of Cash Portfolio and Term Portfolio. Mr. Rivers also serves as President of Capital Management of the Carolinas, Inc. Previously, Mr. Rivers served as a Director of Bojangle's Inc. (fast-food restaurant chain, 2001-2007) and a Director of the Board of Trustees of the Teachers' and State Employees' Retirement System (2002-2005).

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of Cash Portfolio and Term Portfolio. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of the Fidelity funds (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of Cash Portfolio and Term Portfolio. Ms. Laurent also serves as AML Officer of the Fidelity funds (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Michael H. Whitaker (44)

Year of Election or Appointment: 2008

Chief Compliance Officer of Cash Portfolio and Term Portfolio. Mr. Whitaker also serves as Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds (2008-present) and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Margaret A. Carey (37)

Year of Election or Appointment: 2008

Assistant Secretary of Cash Portfolio and Term Portfolio (2008-present). Ms. Carey is also Assistant Secretary of certain Fidelity funds (2009-present) and an employee of Fidelity Investments (2004-present).

Annual Report

Distributions (Unaudited)

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended June 30, 2011, or, if subsequently determined to be different, the net capital gain of such year.

North Carolina (NCCMT): Cash Portfolio	$6,485
North Carolina (NCCMT): Term Portfolio	$580

The funds will notify shareholders in January 2012 of amounts for use in preparing 2011 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of each fund's shareholders was held on October 28, 2010. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents a single share held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees. A
	# of Votes	% of Votes
Boyce I. Greer
Affirmative	2,264,124,841.26	100.000
Withheld	0.00	0.000
TOTAL	2,264,124,841.26	100.000
Thomas P. Hollowell
Affirmative	2,264,124,841.26	100.000
Withheld	0.00	0.000
TOTAL	2,264,124,841.26	100.000
James B. Hyler, Jr.
Affirmative	2,264,124,841.26	100.000
Withheld	0.00	0.000
TOTAL	2,264,124,841.26	100.000
James Grubbs Martin, Ph.D.
Affirmative	2,261,433,013.47	99.881
Withheld	2,691,827.79	0.119
TOTAL	2,264,124,841.26	100.000
E. Norris Tolson
Affirmative	2,264,124,841.26	100.000
Withheld	0.00	0.000
TOTAL	2,264,124,841.26	100.000
A Denotes trust-wide proposal and voting results.

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Sub-Advisers

Fidelity Investments Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Distribution Agent

Capital Management of the Carolinas, L.L.C.
Charlotte, NC

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Wells Fargo Bank
San Francisco, CA

Item 2. Code of Ethics

As of the end of the period, June 30, 2011, North Carolina Capital Management Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Thomas Hollowell is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Hollowell is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to the Cash Portfolio and Term Portfolio (the "Funds"):

Services Billed by PwC

June 30, 2011 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Cash Portfolio	$40,000	$-	$1,800	$6,300
Term Portfolio	$37,000	$-	$1,800	$6,700

June 30, 2010 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Cash Portfolio	$44,000	$-	$1,800	$6,300
Term Portfolio	$36,000	$-	$1,800	$6,700

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by PwC

	June 30, 2011A	June 30, 2010A
Audit-Related Fees	$690,000	$200,000
Tax Fees	$-	$-
All Other Fees	$365,000	$145,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	June 30, 2011 A	June 30, 2010 A
PwC	$1,815,000	$1,120,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Funds, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the trust. The policies and procedures require that any non-audit service provided by a fund audit firm to the trust and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of the trust (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of the trust (Non-Covered Service) are not required to be pre-approved, but are reported to the Audit Committee annually.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President, Treasurer and Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

North Carolina Capital Management Trust

By:	/s/John R. Hebble
John R. Hebble
President, Treasurer and Chief Financial Officer

Date:	August 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President, Treasurer and Chief Financial Officer

Date:	August 25, 2011